Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions

13.  Related Party Transactions

The Company recognizes certain costs incurred in relation to transactions with entities owned or partially owned by William A. Zartler, the Chairman of the Board. These costs include rent paid for office space, travel services, personnel, consulting and administrative costs. For the nine months ended September 30, 2017, Solaris LLC paid $810 for these services of which $452 was included in salaries, benefits and payroll taxes, and $358 was included in selling, general and administrative expenses in the condensed consolidated statement of operations.

These costs are primarily incurred in connection with the administrative services agreement, dated November 22, 2016, by and between Solaris LLC and Solaris Energy Management, LLC (“SEM”), a company partially owned by William A. Zartler (as amended, the “Amended Services Agreement”).

All related party transactions are immaterial and have not been shown separately on the face of the condensed consolidated financial statements.

Solaris LLC
Related Party Transactions

13.        Related Party Transactions

On November 22, 2016, the Company entered into an administrative services arrangement with Solaris Energy Management LLC (“SEM”), a company partially-owned by William A. Zartler, the Chairman of the Company’s board of directors, for the provision of certain personnel and administrative services at cost. The services provided by SEM, include, but are not limited to, executive management functions, accounting and bookkeeping and treasury. In addition, SEM provides office space, equipment and supplies to the Company under the administrative service agreement. Contemporaneously with or prior to the completion of this offering, certain employees of SEM will become the Company’s employees. The Company will also hire new employees to perform duties previously provided by SEM, though it may continue to utilize office space under the administrative service agreement or receive certain other administrative services from SEM. For the year ended December 31, 2016, the Company paid $277 for these services, of which $224 was included in salaries, benefits and payroll taxes and $53 was included in selling, general and administrative expenses in the Consolidated Statement of Operations. As of December 31 2016, the Company was due $80 from SEM that was recorded under prepaid expenses and other current assets in the Consolidated Balance Sheet.

The Company’s employees also provided consulting and advisory services to Solaris Water Operations, LLC (“Solaris Water”), a company owned by William A. Zartler, the Chairman of the Company’s board of directors. The Company received $340 from Solaris Water for the provision of services between February 2016 and July 2016, of which $337 was included in salaries, benefits and payroll taxes and $3 was included in selling, general and administrative expenses in the Consolidated Statement of Operations. The Company does not expect its employees to provide services to Solaris Water following the completion of this offering. As of December 31, 2016, the Company was due $0 from Solaris Water.

For the years ended December 31, 2016 and 2015, the Company incurred $37 and $87, respectively, of expenses related to travel services provided by Anejo Air Services, LLC (“Anejo”), an entity affiliated with Solaris Energy Capital, LLC, a member of the Company (“Solaris Energy Capital”). These expenses were included in selling, general and administrative expenses in the Consolidated Statement of Operations. As of December 31, 2016 and 2015, Anejo was due $9 and $16 from the Company, respectively, and was recorded under accounts payable in the Consolidated Balance Sheet.

The Company incurred $11 and $21 of administrative expenses that were paid on behalf of the Company by Solaris Energy Capital, during the twelve months ended December 31, 2016 and 2015, respectively. As of December 31, 2016 and 2015, Solaris Energy Capital was due $2 and $15 from the Company, respectively, and was recorded in prepaid expenses and other current assets in the Consolidated Balance Sheet.

All related party transactions are immaterial and have not been shown separately on the face of the financial statements.